Operating and Capital Lease Commitments and Total Rents - Future Miniimum Lease Payments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Future minimum lease payments for our operating lease
Remaining 2019	$ 13,352		$ 16,344
2020	10,739		9,107
2021	6,027		5,114
2022	3,188		2,863
2023	1,219		1,001
Thereafter	419		408
Total minimum lease payments	34,944		$ 34,837
Less imputed interest	(3,778)
Present value of net minimum lease payments	31,166
Less current portion of operating lease obligation	(14,782)
Operating lease obligation	16,384
Rental expense	$ 6,143	$ 6,660